COMPANY'S OPERATIONS - Acquisition of tissue business in Brazil (Details) - Kimberly-Clark's tissue business in Brazil R$ in Thousands, $ in Millions	Oct. 24, 2022 USD ($) T	Oct. 24, 2022 BRL (R$) T
COMPANY'S OPERATIONS
Expected price of business combination	$ 175	R$ 922,915
Annual production capacity for tissue products	130	130